Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.4%
	Communication Services - 5.4%
1,092,500	Alphabet, Inc. - Class A (a)	$127,079,600
889,200	Alphabet, Inc. - Class C (a)	103,716,288
633,740	Baidu, Inc. - ADR (a)	86,549,872
957,182	comScore, Inc. (a)	1,923,936
109,000	Electronic Arts, Inc.	14,304,070
259,400	IMAX Corp. (a)	4,360,514
70,900	Live Nation Entertainment, Inc. (a)	6,663,891
75,100	Meta Platforms, Inc. - Class A (a)	11,948,410
10,000	Netflix, Inc. (a)	2,249,000
55,000	Nintendo Co. Ltd. - JPY	24,627,296
247,700	Walt Disney Co. (The) (a)	26,280,970
		409,703,847

	Consumer Discretionary - 10.9%
1,195,900	Alibaba Group Holding Ltd. - ADR (a)	106,877,583
499,498	Bath & Body Works, Inc.	17,752,159
138,900	Brinker International, Inc. (a)	3,854,475
75,600	Burlington Stores, Inc. (a)	10,669,428
515,300	Capri Holdings Ltd. (a)	25,084,804
730,500	CarMax, Inc. (a)	72,713,970
1,279,346	Carnival Corp. (a)	11,590,875
123,600	Dollar Tree, Inc. (a)	20,438,496
31,700	DoorDash, Inc. - Class A (a)	2,211,075
148,400	eBay, Inc.	7,216,692
1,801,124	Entain PLC - GBP (a)	26,375,834
76,666	Flutter Entertainment PLC - GBP (a)	7,682,005
1,210,558	iRobot Corp. (a)	55,697,774
78,400	Las Vegas Sands Corp. (a)	2,954,896
247,900	Leslie’s, Inc. (a)	3,758,164
39,300	Marriott International, Inc. - Class A	6,241,626
3,213,730	Mattel, Inc. (a)	74,558,536
95,000	MGM Resorts International	3,109,350
633,800	Norwegian Cruise Line Holdings Ltd. (a)	7,700,670
75,700	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,462,515
3,900	O’Reilly Automotive, Inc. (a)	2,744,001
111,100	Ross Stores, Inc.	9,027,986
626,971	Royal Caribbean Cruises Ltd. (a)	24,270,047
1,195,377	Sony Group Corp. - ADR	102,073,242
177,800	Tesla, Inc. (a)	158,499,810
206,500	TJX Cos., Inc. (The)	12,629,540
265,099	Victoria’s Secret & Co. (a)	9,798,059
996,300	Xometry, Inc. - Class A (a)	37,859,400
		827,853,012

	Consumer Staples - 0.2%
178,400	Altria Group, Inc.	7,824,624
97,700	BJ’s Wholesale Club Holdings, Inc. (a)	6,614,290
69,000	Grocery Outlet Holding Corp. (a)	2,947,680
		17,386,594

	Energy - 3.1%
718,100	Coterra Energy, Inc.	21,966,679
112,700	EOG Resources, Inc.	12,534,494
528,521	Hess Corp.	59,442,757
460,200	Pioneer Natural Resources Co.	109,044,390
1,900,000	Southwestern Energy Co. (a)	13,414,000
6,291,104	Transocean Ltd. (a)	21,263,931
		237,666,251

	Financials - 9.0%
319,100	Bank of America Corp.	10,788,771
301,100	Charles Schwab Corp. (The)	20,790,955
425,000	Citigroup, Inc.	22,057,500
96,600	CME Group, Inc. - Class A	19,269,768
590,800	Discover Financial Services	59,670,800
183,400	JPMorgan Chase & Co.	21,157,024
93,310	MarketAxess Holdings, Inc.	25,266,482
1,587,172	Morgan Stanley	133,798,600
450,400	Northern Trust Corp.	44,940,912
1,912,375	Raymond James Financial, Inc.	188,311,566
100,000	Tradeweb Markets, Inc. - Class A	7,052,000
2,834,800	Wells Fargo & Co.	124,362,676
		677,467,054

	Health Care - 32.0%
229,918	Abbott Laboratories	25,024,275
665,850	ABIOMED, Inc. (a)	195,100,708
165,500	Agilent Technologies, Inc.	22,193,550
62,860	Alcon, Inc.	4,908,737
418,400	Alkermes PLC (a)	10,711,040
725,600	Amgen, Inc.	179,564,232
2,366,600	AstraZeneca PLC - ADR	156,739,918
668,247	BeiGene Ltd. - ADR (a)	112,318,956
784,940	Biogen, Inc. (a)	168,809,196
1,717,556	BioMarin Pharmaceutical, Inc. (a)	147,795,694
146,600	BioNTech SE - ADR	24,210,990
831,700	Boston Scientific Corp. (a)	34,141,285
207,392	Bridgebio Pharma, Inc. (a)	1,796,015
1,215,800	Bristol-Myers Squibb Co.	89,701,724
248,910	CVS Health Corp.	23,815,709
55,000	Edwards Lifesciences Corp. (a)	5,529,700
1,977,371	Elanco Animal Health, Inc. (a)	40,061,536
1,286,878	Eli Lilly & Co.	424,270,808
97,766	Enovis Corp. (a)	5,838,586
4,291,443	Epizyme, Inc. (a)	6,351,336
1,874,660	FibroGen, Inc. (a)	23,583,223
53,800	Guardant Health, Inc. (a)	2,699,146
115,200	Illumina, Inc. (a)	24,961,536
562,009	Insulet Corp. (a)	139,265,830
22,860	IQVIA Holdings, Inc. (a)	5,492,572
772,100	LivaNova PLC (a)	49,159,607
44,800	Merck & Co., Inc.	4,002,432
4,919,156	Nektar Therapeutics (a)	19,479,858
782,096	Novartis AG - ADR	67,127,300
12,137	Omnicell, Inc. (a)	1,336,526
157,700	OraSure Technologies, Inc. (a)	482,562
113,300	PerkinElmer, Inc.	17,354,161
187,900	QIAGEN N.V. - EUR (a)	9,383,189
1,354,756	Rhythm Pharmaceuticals, Inc. (a)	17,069,926
117,114	Roche Holding AG - CHF	38,806,278
924,230	Seagen, Inc. (a)	166,342,915
81,080	Siemens Healthineers AG - EUR	4,145,030
171,600	Thermo Fisher Scientific, Inc.	102,687,156
509,540	Xencor, Inc. (a)	14,618,703
314,520	Zimmer Biomet Holdings, Inc.	34,719,863
		2,421,601,808

	Industrials - 12.8%
3,306,522	AECOM	238,069,584
318,846	Airbus SE - EUR	34,177,783
2,627,401	American Airlines Group, Inc. (a)	36,021,668
60,000	AMETEK, Inc.	7,410,000
96,700	Carrier Global Corp.	3,919,251
259,513	Curtiss-Wright Corp.	37,224,545
1,349,500	Delta Air Lines, Inc. (a)	42,914,100
97,765	ESAB Corp.	4,029,873
218,700	FedEx Corp.	50,976,783
119,550	General Dynamics Corp.	27,098,398
65,700	IDEX Corp.	13,714,875
968,294	Jacobs Engineering Group, Inc.	132,946,766
696,500	JetBlue Airways Corp. (a)	5,864,530
367,401	Lyft, Inc. - Class A (a)	5,092,178
22,200	Old Dominion Freight Line, Inc.	6,737,922
17,200	Saia, Inc. (a)	4,091,020
934,949	Siemens AG - EUR	103,716,530
2,579,900	Southwest Airlines Co. (a)	98,345,788
331,000	Textron, Inc.	21,726,840
11,400	TransDigm Group, Inc. (a)	7,094,676
133,500	Uber Technologies, Inc. (a)	3,130,575
55,500	Union Pacific Corp.	12,615,150
1,880,100	United Airlines Holdings, Inc. (a)	69,093,675
		966,012,510

	Information Technology - 23.3%
183,700	Adobe, Inc. (a)	75,339,044
589,800	Altair Engineering, Inc. - Class A (a)	34,745,118
308,900	Analog Devices, Inc.	53,118,444
332,500	Applied Materials, Inc.	35,238,350
55,300	ASML Holding N.V. - ADR	31,766,532
5,244,743	BlackBerry Ltd. (a)	32,150,275
661,100	Cisco Systems, Inc.	29,994,107
51,000	Dell Technologies, Inc. - Class C	2,298,060
548,600	Descartes Systems Group, Inc. (The) (a)	37,875,344
7,170,029	Flex Ltd. (a)	120,456,487
378,058	FormFactor, Inc. (a)	13,443,742
2,410,020	Hewlett Packard Enterprise Co.	34,318,685
668,636	HP, Inc.	22,325,756
1,373,540	Intel Corp.	49,873,237
14,400	Intuit, Inc.	6,568,848
591,500	Jabil, Inc.	35,099,610
102,450	Keysight Technologies, Inc. (a)	16,658,370
327,754	KLA Corp.	125,706,769
2,840,100	L.M. Ericsson Telephone Co. - ADR	21,414,354
472,712	MaxLinear, Inc. (a)	19,102,292
2,594,460	Micron Technology, Inc.	160,493,296
520,800	Microsoft Corp.	146,209,392
854,811	NetApp, Inc.	60,973,669
836,300	Nutanix, Inc. - Class A (a)	12,653,219
97,000	NVIDIA Corp.	17,618,110
364,100	Oracle Corp.	28,341,544
50,000	OSI Systems, Inc. (a)	4,833,500
13,700	Palo Alto Networks, Inc. (a)	6,837,670
58,100	PayPal Holdings, Inc. (a)	5,027,393
331,400	QUALCOMM, Inc.	48,072,884
39,400	Salesforce, Inc. (a)	7,250,388
1,537,700	Splunk, Inc. (a)	159,782,407
1,869,999	Stratasys Ltd. (a)	38,503,279
143,000	Teradyne, Inc.	14,427,270
521,595	Texas Instruments, Inc.	93,308,130
403,900	Trimble, Inc. (a)	28,042,777
283,966	Universal Display Corp.	32,786,714
207,650	Visa, Inc. - Class A	44,044,641
23,000	VMware, Inc. - Class A	2,672,600
26,000	Western Digital Corp. (a)	1,276,600
123,090	WEX, Inc. (a)	20,458,789
345,500	Wolfspeed, Inc. (a)	28,780,150
		1,759,887,846

	Materials - 0.7%
204,800	Albemarle Corp.	50,034,688

	TOTAL COMMON STOCKS
	(Cost $3,906,196,218)	$7,367,613,610

Shares		Value
	SHORT-TERM INVESTMENTS - 2.6%
194,805,938	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares -1.45% (b)	$194,805,938
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $194,805,938)	194,805,938
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,101,002,156) - 100.0%	7,562,419,548
	Other Assets in Excess of Liabilities - 0.0%	1,082,050
	TOTAL NET ASSETS - 100.0%	$7,563,501,598

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2022. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$7,367,613,610	$-	$-	$7,367,613,610
	Short-Term Investments	194,805,938	-	-	194,805,938
	Total Investments in Securities	$7,562,419,548	$-	$-	$7,562,419,548

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.